INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Financial costs
Interests expenses with the Parents			$ (573,598)	$ (1,341,181)
Interests expenses			(9,104,345)	(11,558,541)
Financial commissions			(964,237)	(757,751)
Financial Costs	$ (5,366,130)	$ (8,904,378)	(10,642,180)	(13,657,473)
Other finance results
Exchange differences generated by assets			10,714,855	21,922,850
Exchange differences generated by liabilities			(16,991,043)	(36,862,783)
Changes in fair value of financial assets or liabilities and other financial results			(5,466,867)	2,764,838
Net gain of inflation effect on monetary items			3,752,899	5,963,892
Other finance results	$ (530,744)	$ 5,432,749	(7,990,156)	(6,211,203)
Total net financial results			$ (18,632,336)	$ (19,868,676)